Share-based Payment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Share-based Payment
Note 7—Share-based Payment
As an incentive to employees, members of the Board of Directors and select consultants, Ascendis Pharma A/S has established warrant programs and, since December 2021, Restricted Stock Unit programs (“RSU programs”), which are equity-settled share-based payment transactions.
Restricted Stock Unit Program
Restricted Stock Units (“RSUs”) are granted by the Board of Directors in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S to the Executive Board, select employees and members of the Board of Directors
(“RSU-holders”)
in accordance with the Company’s Restricted Stock Unit Program adopted in December 2021. Further, RSUs may be granted to select consultants. One RSU represents a right for the
RSU-holder
to receive one ADS of Ascendis Pharma A/S upon vesting if the vesting conditions are met or waived by the Board of Directors at its discretion. ADSs underlying RSUs are treasury shares that have been repurchased in the market and, upon vesting, the Company may at its sole discretion choose to make a cash settlement instead of delivering ADSs.
Vesting Conditions
RSUs granted vest over a predetermined service period, and accordingly require RSU-holders to be employed, or provide a specified period of service. RSUs vest over three years with 1/3 of the RSUs vesting on each anniversary date from the date of grant, and in the case of RSUs granted to the Company’s Chief Executive Officer, subject to the achievement of performance conditions as determined by the Company’s Board of Directors. RSUs generally cease to vest from the date of termination of employment, or for Board of Directors, termination of board membership, whereas unvested RSUs will lapse. In addition, vesting may be contingent upon additional vesting criteria
(non-market
performance conditions). The Board of Directors may at its discretion and on an individual basis decide to deviate from the vesting conditions, including, decide to accelerate vesting in the event of termination of employment or board membership, as applicable.
No later than 30 days after each vesting date, the Company transfers the applicable number of ADSs corresponding to the vested RSUs to the
RSU-holders.
In addition, the Company is in certain tax jurisdictions obligated to withhold tax and settle with the relevant tax authority on behalf of the
RSU-holder,
in which case a number of ADSs equaling the applicable taxes and social contributions are withheld by the Company.
Adjustments
RSU-holders
are entitled to an adjustment of the number of RSUs granted, applicable in the event of certain corporate changes, including among other events, increases or decreases to the share capital at a price below or above market value, the issuance of bonus shares, and changes in the nominal value of each share. In addition, The RSU program contains provisions to accelerate vesting, or compensate with grant of new equity instruments, in the event of restructuring events including change in control events.
RSU Activity
RSUs were granted for the first time in December 2021. The following table specifies the number of RSUs granted, their fair value at grant date, and outstanding RSUs at December 31, 2021:

	Total RSUs	Fair Value EUR
Outstanding at January 1, 2021	—	—

Granted, December 2021	148,148	123.46

Outstanding at December 31, 2021	148,148	123.46

Vested at the reporting date	—	—

Warrant program
Warrants are granted by the Board of Directors in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S to all employees, members of the Board of Directors and select consultants (“warrantholders”). Each warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1. The exercise price is fixed at the fair market value of the Company’s ordinary shares at the time of grant as determined by the Board of Directors. Vested warrants may be exercised in two or four annual exercise periods as described below. Apart from exercise prices, exercise periods and vesting conditions for board members, the programs are similar.
Vesting Conditions
Warrants granted vest over a predetermined service period, and accordingly require warrantholders to be employed, or provide a specified period of service. Warrants generally cease to vest from the date of termination in the event that (i) the employee terminates the employment contract and the termination is not a result of breach of the employment terms by the Company, or (ii) in the event that the Company terminates the employment contract and the employee has given the Company good reason to do so. In relation to board members, the vesting shall cease on the termination date of the board membership regardless of the reason. In relation to consultants, the vesting shall cease on the termination date of the consultancy relationship. The warrantholder will, however, be entitled to exercise vested warrants in the first exercise period after termination.
In the event that the employment contract is terminated, and the employee has not given the Company good reason to do so, the warrantholder may keep the right to continued vesting and exercise of warrants as if the employment was still in effect. In such case, any expense not yet recognized for the outstanding warrants is recognized immediately.
Warrants granted 2012 until November 2021
Warrants granted from 2012 until November 2021, generally vest over 48 months with 1/48 of the warrants vesting per month from the date of grant. However, effective from January 2015, certain warrants granted to board members vest over 24 months with 1/24 of the warrants vesting per month from the date of grant.
Warrants granted from December 2021
For warrants granted to employees and consultants, 25% of the warrants vest one year after the date of grant, and the remaining 75% of the warrants granted vest over 36 months, with 1/36 of the warrants vesting per month, from one year after the date of grant.
For warrants granted to board members upon the board members accession, 25% of the warrants granted vest one year after the date of grant, and the remaining 75% of the warrants granted shall vest over 36 months, with 1/36 per month from one year after the date of grant. Regarding subsequent grants of warrants to board members, 50 % of the warrants vest one year after the date of grant, and the remaining 50% of the warrants vest over 12 months, with 1/12 per month from one year after the date of grant.
Exercise Periods
Vested warrants may be exercised during certain exercise periods each year, within certain periods after publication of earnings data of a fiscal quarter, interim and annual reports.
For outstanding warrants granted in the period 2012 to 2014, there are two annual exercise periods. For outstanding warrants granted in November 2014 in connection with the Preference D financing, there are four annual exercise periods. For these outstanding warrants, the last exercise period is 21 days from and including the day after the publication of the interim report for the first half of 2023.
For outstanding warrants granted in December 2015 and later, there are four annual exercise periods.
Warrants expire ten years after the grant date. Warrants not exercised by the warrantholder during the last exercise period shall become null and void without further notice or compensation or payment of any kind to the warrantholder.
If the warrantholder is a consultant, advisor or board member, the exercise of warrants is conditional upon the warrantholder’s continued service to the Company at the time the warrants are exercised. If the consultant’s, advisor’s or board member’s relationship with the Company should cease without this being attributable to the warrantholder’s actions or omissions, the warrantholder shall be entitled to exercise vested warrants in the pre-defined exercise periods.
Adjustments
Warrantholders are entitled to an adjustment of the number of warrants issued and/or the exercise price applicable in the event of certain corporate changes. Events giving rise to an adjustment include, among other things, increases or decreases to the share capital at a price below or above market value, the issuance of bonus shares, changes in the nominal value of each share, and payment of dividends in excess of 10% of the Company’s equity.
Warrant Activity
The following table specifies the number and weighted average exercise prices of, and movements, in warrants during the year:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2019	5,611,629	29.03

Granted during the year	1,300,600	97.01
Exercised during the year (1)	(1,058,722)	16.33
Forfeited during the year	(33,296)	58.49
Expired during the year	—	—

Outstanding at December 31, 2019	5,820,211	46.36

Vested at the reporting date	2,705,693	24.93

Granted during the year	1,485,931	137.57
Exercised during the year (1)	(905,395)	30.56
Forfeited during the year	(252,743)	64.99
Expired during the year	—	—

Outstanding at December 31, 2020	6,148,004	69.97

Vested at the reporting date	3,044,827	37.29

Granted during the year	1,445,981	122.03
Exercised during the year (1)	(312,296)	38.43
Forfeited during the year	(196,616)	119.58
Expired during the year	—	—

Outstanding at December 31, 2021	7,085,073	80.30

Vested at the reporting date	4,022,011	52.63

(1)	The weighted average share price (listed in $) at the date of exercise was €124.62, €128.32 and €108.54 for the years ended December 31, 2021, 2020 and 2019, respectively.
As of December 31, 2021, the Board of Directors was authorized to grant up to 1,316,588 additional warrants to employees, board members and select consultants without preemptive subscription rights for the shareholders of Ascendis Pharma A/S.
The following table specifies the weighted average exercise prices and weighted average remaining contractual life for outstanding warrants at December 31, 2021 per grant year.

	Number of Outstanding Warrants	Weighted Average Exercise Price EUR	Weighted Average Remaining Life (months)
Granted in 2012-2017	2,059,718	20.96	53
Granted in 2018	1,209,072	54.52	82
Granted in 2019	1,071,441	97.23	93
Granted in 2020	1,310,094	137.89	104
Granted in 2021	1,434,748	122.03	118

Outstanding at December 31, 2021	7,085,073	80.30	87

At December 31, 2021, the exercise prices of outstanding warrants under the Company’s warrant programs range from €6.48 to €145.50 depending on the grant dates.
The range of exercise prices for outstanding warrants was €6.48 to €145.50 and €6.48 to €107.14 for the years ended December 31, 2020 and 2019, respectively. The weighted average remaining life for outstanding warrants was 91 months and 94 months, for the financial years ended December 31, 2020 and 2019, respectively.
Warrant Compensation Costs
Warrant compensation costs are recognized in the consolidated statement of profit or loss over the vesting period of the warrants granted.
Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period. Fair value of the warrants is calculated at the grant dates by use of the Black-Scholes Option Pricing model with the following assumptions: (1) an exercise price equal to the estimated market price of the Company’s shares at the date of grant; (2) an expected lifetime of the warrants determined as a weighted average of the time from grant date to date of becoming exercisable and from grant date to expiry of the warrants; (3) a risk-free interest rate equaling the effective interest rate on a Danish government bond with the same lifetime as the warrants; (4) no payment of dividends; and (5) an expected volatility using the Company’s own share price (from 2021).
The following table summarizes the input to the Black-Scholes Option Pricing model and the calculated fair values for warrant grants in 2021, 2020 and 2019:

	2021	2020	2019
Expected volatility	48 – 49%	52 – 55%	52 – 54%
Risk-free interest rate	(0.54)–(0.27)%	(0.93)–(0.32)%	(0.77)–(0.05)%
Expected life of warrants (years)	6.0	5.05 – 7.10	5.05 – 7.10
Weighted average exercise price	€122.03	€137.57	€97.01
Fair value of warrants granted in the year	€45.91 – 64.28	€48.43 – 75.77	€27.24 – 55.64